Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,383,000
Previously Paid Amount	0.00
Total Fee Amount	743.39
Total Offset Amount	0.00
Net Fee	743.39
Narrative - Max Aggregate Offering Price	$ 5,383,000
Final Prospectus	true